--------------------------------------------------------------------------------
     CITIFUNDS(R)
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CITI(SM)
INSTITUTIONAL
LIQUID
RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 28, 2001















--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                         1
--------------------------------------------------------------------
Portfolio Environment and Outlook                                  2
--------------------------------------------------------------------
Fund Facts                                                         3
--------------------------------------------------------------------
Fund Performance                                                   4
--------------------------------------------------------------------

CITI INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                5
--------------------------------------------------------------------
Statement of Operations                                            6
--------------------------------------------------------------------
Statement of Changes in Net Assets                                 7
--------------------------------------------------------------------
Financial Highlights                                               8
--------------------------------------------------------------------
Notes to Financial Statements                                     10
--------------------------------------------------------------------

CASH RESERVES PORTFOLIO

Portfolio of Investments                                          13
--------------------------------------------------------------------
Statement of Assets and Liabilities                               16
--------------------------------------------------------------------
Statement of Operations                                           16
--------------------------------------------------------------------
Statement of Changes in Net Assets                                17
--------------------------------------------------------------------
Financial Highlights                                              18
--------------------------------------------------------------------
Notes to Financial Statements                                     19
--------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of taxable income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for many money market funds.

   In this environment, Citibank, N.A., the Fund's investment adviser continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

   This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,




/s/ Heath B. McLendon
---------------------
Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown was generally the result of higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers held off on making large purchases and new investments.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut interest rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Fed Funds rate since Alan Greenspan was appointed Chairman in 1987. These moves toward a more accommodative monetary policy caused yields of money market instruments to decline commensurately.

   In this environment, the Fund's adviser generally maintained the Fund's average weighted maturity toward the long end of its range. This relatively constructive posture was designed to lock in higher yields while interest rates declined.

   IN TERMS OF SECURITY SELECTION, THE ADVISER INTENSIFIED THEIR FOCUS ON CREDIT QUALITY IN A DETERIORATING ECONOMIC ENVIRONMENT. As a result, they increased their holdings of discount notes issued by U.S. government agencies, which provided competitive yields. The adviser also found opportunities in asset-backed securities secured by credit card receivables, automobile loans and commercial paper. On the other hand, the adviser maintained a relatively small position in U.S. Treasury bills because of their low yields compared to other fixed income securities.

   Looking forward, the adviser expects economic weakness to persist over the next several months, and economic growth to strengthen during the second half of 2001. Indeed, the adviser are currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
CASH RESERVES PORTFOLIO                 Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS              BENCHMARK*
October 2, 1992                         o Lipper Taxable Institutional Money
                                          Market Funds Average
NET ASSETS AS OF 2/28/01
Class A shares: $11,913.5 million       o iMoneyNet, Inc. Institutional
SVB Liquid Reserves                       Taxable Money Market
shares: $596.8 million                    Funds Average

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                            SINCE
                                                                          OCTOBER 2,
ALL PERIODS ENDED FEBRUARY 28, 2001             SIX      ONE      FIVE       1992
(Unaudited)                                   MONTHS**   YEAR    YEARS*   INCEPTION*
=====================================================================================
Citi Institutional Liquid Reserves Class A     3.21%     6.49%    5.70%     5.21%
SVB Liquid Reserves Shares                     3.02%       --       --      5.23%**#
Lipper Taxable Institutional Money Market
  Funds Average                                3.05%     6.19%    5.43%     4.95%+
iMoneyNet, Inc. Institutional Taxable
  Money Market Funds Average                   3.06%     6.20%    5.46%     4.95+

 * Average Annual Total Return        + From 9/30/92
** Not Annualized                     # Commencement of Operations 4/24/00

7-DAY YIELDS                             CLASS A          CLASS SVB
                                         -------          ---------
Annualized Current                        5.80%             5.40%
Effective                                 5.97%             5.55%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL LIQUID RESERVES CLASS A VS. iMONEYNET, INC. INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Liquid Reserves Class A generally provided an annualized seven-day yield that was greater than the iMoneyNet, Inc. Money Market Funds Average, as published in Money Fund Report(a), for the one-year period.

[Figures below represent line chart in printed piece.]

                                       iMoneyNet Inc.
                                       Institutional
           Citi Institutional          Taxable Money
            Liquid Reserves             Market Funds
                Class A                    Average
           ------------------          -------------
3/7/00            5.77%                     5.52%
                  5.79                      5.54
                  5.82                      5.58
                  5.92                      5.65
4/4/00            5.93                      5.71
                  5.94                      5.69
                  5.97                      5.72
                  5.95                      5.72
                  6.01                      5.74
5/9/00            6.01                      5.76
                  6.08                      5.84
                  6.25                      5.99
                  6.32                      6.06
6/6/00            6.36                      6.1
                  6.37                      6.13
                  6.42                      6.18
                  6.43                      6.21

7/4/00            6.57                      6.28
                  6.48                      6.23
                  6.48                      6.25
                  6.49                      6.26
                  6.51                      6.27
8/8/00            6.47                      6.24
                  6.49                      6.26
                  6.5                       6.26
                  6.53                      6.26
9/5/00            6.54                      6.26
                  6.52                      6.25
                  6.51                      6.25
                  6.52                      6.25
10/3/00           6.53                      6.27
                  6.48                      6.23
                  6.49                      6.24
                  6.52                      6.25
                  6.51                      6.26
11/7/00           6.49                      6.24
                  6.49                      6.24
                  6.51                      6.26
                  6.5                       6.26
12/5/00           6.5                       6.26
                  6.48                      6.25
                  6.5                       6.25
                  6.51                      6.24
                  6.48                      6.25
1/9/01            6.32                      6.1
                  6.29                      5.99
                  6.21                      5.89
                  6.18                      5.83
                  5.98                      5.59
                  5.91                      5.49
                  5.87                      5.42
2/28/01           5.81                      5.36


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)        $12,527,928,643
Receivables for shares of beneficial interest sold                       309,877
--------------------------------------------------------------------------------
 Total assets                                                     12,528,238,520
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  7,492,666
Dividends payable                                                      9,370,785
Accrued expenses and other liabilities                                 1,061,799
--------------------------------------------------------------------------------
 Total liabilities                                                    17,925,250
--------------------------------------------------------------------------------
NET ASSETS                                                       $12,510,313,270
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $12,510,313,270
================================================================================
CLASS A SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($11,913,518,346/11,913,518,346 shares outstanding)                        $1.00
================================================================================
CLASS SVB SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($596,794,924/596,794,924 shares outstanding)                              $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                     $277,073,959
Allocated expenses from Cash Reserves Portfolio           (4,227,771)
--------------------------------------------------------------------------------
                                                                    $272,846,188
EXPENSES:
Administrative fees (Note 3A)                             14,714,629
Shareholder Servicing Agents' fees Class A (Note 3B)       4,030,200
Shareholder Servicing Agents' fees Class SVB (Note 3B)       173,980
Distribution fees Class A (Note 4)                         4,030,200
Distribution fees Class SVB (Note 4)                       1,043,879
Blue Sky fees                                                 68,092
Registration fees                                             62,513
Transfer agent fees                                           49,479
Trustees' fees                                                28,412
Shareholder reports                                           17,319
Legal fees                                                    16,928
Custody and fund accounting fees                              15,831
Audit fees                                                    10,393
Miscellaneous                                                 25,146
--------------------------------------------------------------------------------
 Total expenses                                           24,287,001
Less: aggregate amounts waived or assumed by
 Administrator, Shareholder Servicing Agents,
 and Distributor
 (Notes 3A, 3B, and 4)                                   (19,592,443)
--------------------------------------------------------------------------------
  Net expenses                                                         4,694,558
--------------------------------------------------------------------------------
Net investment income                                               $268,151,630
================================================================================

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
                                                   FEBRUARY 28, 2001      YEAR ENDED
                                                      (Unaudited)       AUGUST 31, 2000
=======================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
 to shareholders (Note 2):
Class A shares                                     $    257,669,714    $    340,615,217
Class SVB shares                                         10,481,916             966,219
---------------------------------------------------------------------------------------
                                                        268,151,630         341,581,436
=======================================================================================
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS A
Proceeds from sale of shares                         50,440,560,308      77,968,165,913
Net asset value of shares issued to shareholders
 from reinvestment of dividends                         205,845,151         259,090,353
Cost of shares repurchased                          (44,521,119,963)    (78,233,622,852)
---------------------------------------------------------------------------------------
Total Class A                                         6,125,285,496          (6,366,586)
---------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS SVB*
Proceeds from sale of shares                            653,949,796         207,203,287
Net asset value of shares issued to shareholders
 from reinvestment of dividends                          10,483,523             966,219
Cost of shares repurchased                             (192,054,862)        (83,753,039)
---------------------------------------------------------------------------------------
Total Class SVB                                         472,378,457         124,416,467
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            6,597,663,953         118,049,881
---------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   5,912,649,317       5,794,599,436
---------------------------------------------------------------------------------------
End of period                                      $ 12,510,313,270    $  5,912,649,317
=======================================================================================

*April 24, 2000 (Commencement of Operations)

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                             ---------------------------------------------------------------------------
                              SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                             FEBRUARY 28, 2001  --------------------------------------------------------
                                (Unaudited)     2000          1999       1998         1997       1996
========================================================================================================
Net Asset Value,
 beginning of period             $1.00000     $1.00000     $1.00000    $1.00000     $1.00000    $1.00000
Net investment income             0.03164      0.05890      0.05041     0.05548      0.05459     0.05521
Less dividends from net
 investment income               (0.03164)    (0.05890)    (0.05041)   (0.05548)    (0.05459)   (0.05521)
--------------------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000     $1.00000     $1.00000    $1.00000     $1.00000    $1.00000
========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)              $11,913,518   $5,788,233   $5,794,599  $3,380,501   $1,967,491  $1,257,134
Ratio of expenses to
 average net assets+                0.20%*       0.16%        0.19%       0.20%        0.18%       0.20%
Ratio of net investment
 income to average
 net assets+                        6.39%*       5.87%        5.04%       5.57%        5.52%       5.52%
Total return                        3.21%**      6.05%        5.16%       5.69%        5.60%       5.66%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share                       $0.02961     $0.05271     $0.04557    $0.04948     $0.04844    $0.04921
RATIOS:
Expenses to average
 net assets+                        0.80%*       0.78%        0.79%       0.79%        0.80%       0.80%
Net investment income to
 average net assets+                5.79%*       5.25%        4.44%       4.98%        4.90%       4.92%
========================================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                           CLASS SVB
                                        -------------------------------------------------
                                         SIX MONTHS ENDED   FOR THE PERIOD APRIL 24, 2000
                                        FEBRUARY 28, 2001    (COMMENCEMENT OF OPERATIONS)
                                           (Unaudited)            TO AUGUST 31, 2000
=========================================================================================
Net Asset Value, beginning of period          $1.00000                 $1.00000
Net investment income                          0.02986                  0.02120
Less dividends from net investment income     (0.02986)                (0.02120)
-----------------------------------------------------------------------------------------
Net Asset Value, end of period                $1.00000                 $1.00000
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)     $596,795                 $124,416
Ratio of expenses to average net assets+         0.56%*                   0.66%*
Ratio of net investment income to
 average net assets+                             6.03%*                   5.35%*
Total return                                     3.02%**                  2.14%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share               $0.02895                 $0.02039
RATIOS:
Expenses to average net assets+                  1.16%*                   1.28%*
Net investment income to average net assets+     5.43%*                   4.73%*
=========================================================================================

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves changed its name to Citi Institutional Liquid Reserves (the "Fund"). The Fund is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (60.5% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 31, 2001. Citibank also makes shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 31, 2001, Salomon Smith Barney became the Fund's Distributor.

   The Fund offers Class A shares and SVB Liquid Reserves (SVB") shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. The Fund commenced its public offering of SVB shares on April 24, 2000.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Fund expenses to 0.20% of average daily net assets for Class A inclusive of Portfolio allocated expenses.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $14,714,629, of which $10,952,464 was voluntarily waived for the six months ended February 28, 2001.

   The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $4,030,200 for Class A, all of which were contractually waived for the six months ended February 28, 2001, and $173,980

CITI INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Class SVB, all of which were voluntarily waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001 for Class A.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the average daily net assets for the Fund's Class A shares and 0.60% of the average daily net assets for the Fund's SVB shares of the Fund's average daily net assets of the Fund. The Distribution fees for Class A amounted to $4,030,200, all of which were contractually waived and $1,043,879 for Class SVB, of which $405,599 were voluntarily waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001 for Class A. The Distributor has contractually agreed to assume all Class A distribution expenses through February 28, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $18,118,965,346 and $11,797,000,188, respectively, for the six months ended February 28, 2001.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)


                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)           VALUE
--------------------------------------------------------------------
ASSET BACKED -- 5.8%
--------------------------------------------------------------------
Links Finance Corp.,
  5.59% due* 07/17/01                $100,000         $   99,996,219
  5.64% due* 10/15/01                 300,000            300,000,000
  6.69% due 11/13/01                   75,000             75,000,000
  5.63% due* 01/08/02                 100,000            100,000,000
MLMI*,
  5.51% due 11/27/01                   48,139             48,139,383
Restructured Asset
  Securities *,
  5.59% due 06/22/01                   65,000             65,000,000
SMM Trust*,
  5.65% due 10/22/01                   57,000             57,000,000
Strategic Money Market
  Trust Receipts*,
  5.59% due 3/14/01                   350,000            350,000,000
Strats Trust*,
  5.61% due 08/20/01                  100,000            100,000,000
                                                      --------------
                                                       1,195,135,602
                                                      --------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.0%
--------------------------------------------------------------------
Credit Suisse,
  5.52 % due 03/19/01                 200,000            200,000,000
                                                      --------------
CERTIFICATES OF DEPOSIT (EURO) -- 3.9%
--------------------------------------------------------------------
Abbey National Treasury Services,
  6.92% due 04/24/01                  200,000            200,000,000
  7.09% due 05/03/01                  150,000            150,002,449
Bayerische Landesbank,
  5.39% % due 01/16/02                 50,000             50,004,228
Commerzbank,
  6.60% due 05/01/01                   70,000             70,003,047
Credit Agricole Indosuez,
  6.61% due 05/31/01                  102,000            102,011,283
  7.00% due 07/09/01                  100,000            100,000,000
  6.75% due 09/28/01                  144,000            144,034,588
                                                      --------------
                                                         816,055,595
                                                      --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 23.4%
--------------------------------------------------------------------
American Express Centurion,
  5.62% due 12/12/01                  200,000            200,000,000
Bank America,
  6.98% due 03/30/01                  110,000            110,000,000
  7.18% due 06/14/01                  100,000            100,000,000
Bank One,
  6.68% due 11/02/01                   50,000             50,008,088
Barclays Bank,
  5.53% due 03/16/01                  300,000            300,000,000
  5.59% due 09/24/01                  460,000            459,861,218
Bayerische Landesbank,
  5.50% due 06/04/01                  135,000            134,984,392
Canadian Imperial,
  6.34% due 03/22/01                  150,000            150,000,000
  7.07% due 05/03/01                   62,000             62,021,799
  6.48% due 05/07/01                  106,000            106,000,000
Commerzbank,
  6.67% due 03/01/01                  100,000            100,000,000
  6.80% due 04/17/01                   80,175             80,177,938

  6.88% due 04/30/01                  110,000            109,996,574
  7.17% due 06/28/01                  150,000            149,983,826
  7.15% due 06/29/01                  125,000            125,042,391
  6.88% due 08/10/01                  100,000             99,989,486
Credit Agricole Indosuez,
  6.89% due 08/24/01                  100,000             99,988,578
  6.72% due 09/18/01                   67,000             67,027,063
  5.59% due 09/24/01                  230,000            229,930,609
Deutsche Bank,
  5.59% due 09/24/01                  260,000            259,928,729
  6.89% due 08/20/01                  167,000            166,977,641
Dresdner Bank,
  7.12% due 06/18/01                  100,000             99,994,355
Merita Bank Plc,
  6.65% due 11/09/01                  200,000            199,973,670
  6.78% due 09/17/01                  200,000            199,958,445
  6.64% due 10/19/01                  100,000             99,987,926
  5.24% due 02/20/02                  171,000            170,990,705
Rabobank Nederland,
  6.85% due 04/06/01                  100,000             99,997,195
  7.18% due 06/13/01                   50,000             49,995,289
  5.28% due 01/14/02                   70,000             70,017,663
Royal Bank,
  6.01% due 09/11/01                  112,000            112,005,787
Societe Generale,
  6.80% due 04/10/01                   50,000             49,998,961
  6.81% due 04/17/01                   50,000             50,001,676
  6.75% due 04/18/01                  110,000            109,995,708
Svenska Handelsbanken,
  6.80% due 09/05/01                  175,000            174,982,904
UBS AG Stamford,
  6.01% due 09/04/01                   72,300             72,313,706
  5.22% due 02/20/02                  122,000            121,977,088
                                                      --------------
                                                       4,844,109,410
                                                      --------------
COMMERCIAL PAPER -- 35.8%
--------------------------------------------------------------------
ABN-Amro Bank,
  6.65% due 04/17/01                  140,000            140,001,118
Alpine Securitization Corp.,
  5.52% due 03/05/01                  275,000            274,831,333
Aspen Funding Corp.,
  5.56% due 03/01/01                  100,000            100,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 2001
(Unaudited)


                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)           VALUE
--------------------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------------------
Asset Backed Capital Finance Inc.,
  6.50% due 03/09/01                 $105,000         $  104,848,333
Asset Portfolio Funding Corp.,
  5.50% due 03/15/01                  200,000            199,572,222
  6.37% due 03/16/01                   54,784             54,638,594
Asset Securitization Coop Corp.,
  5.50% due 03/13/01                   50,000             49,908,333
Atlantis One Funding Corp.,
  6.40% due 03/09/01                  130,690            130,504,130
  5.50% due 03/16/01                  187,462            187,032,400
BankAmerica Corp.,
  6.45% due 04/09/01                   45,000             44,685,563
Banco Santander,
  5.51% due 03/09/01                   50,000             49,938,778
  5.07% due 07/31/01                   50,000             48,929,667
Blue Ridge Asset,
  5.50% due 03/02/01                   42,276             42,269,541
  5.52% due 03/13/01                  106,305            106,109,399
  5.55% due 03/13/01                   24,102             24,057,411
Brahms Funding Corp.,
  5.62% due 03/26/01                  106,934            106,516,660
  5.60% due 03/27/01                  103,144            102,726,840
  5.58% due 03/29/01                   60,000             59,739,600
  5.43% due 04/25/01                  258,447            256,302,967
  5.34% due 04/27/01                  353,460            350,471,496
British Telecommunications Plc,
  5.67% due 10/09/01                  100,000            100,000,000
Compass Securities,
  5.50% due 03/15/01                  110,000            109,764,722
  5.50% due 03/16/01                   44,960             44,856,967
Credit Suisse,
  6.48% due 03/16/01                  125,000            124,662,500
  6.45% due 04/04/01                  125,000            124,238,542
Forrestal Funding,
  6.51% due 03/09/01                   29,211             29,168,741
Four Winds Funding Corp.,
  5.50% due 03/01/01                  117,757            117,757,000
  6.24% due 03/19/01                   50,000             49,844,000
  6.24% due 03/20/01                   50,000             49,835,333
GE Financial Assurance Holdings,
  5.59% due 03/01/01                   66,000             66,000,000
General Electric Capital Corp.,
  6.42% due 04/10/01                  200,000            198,573,333
  6.41% due 04/11/01                   25,000             24,817,493
  6.43% due 04/12/01                  200,000            198,499,667
Giro Funding,
  5.51% due 03/08/01                  124,068            123,935,075
  5.53% due 03/09/01                   43,173             43,119,945
  5.51% due 03/12/01                   83,260             83,119,823
  6.36% due 03/15/01                  131,894            131,567,782
  5.50% due 04/17/01                  107,426            106,654,622
  6.17% due 06/15/01                   50,000             49,091,639
Goldman Sachs Corp.,
  6.19% due 05/11/01                  100,000             98,779,194
Greyhawk Capital Corp.,
  5.55% due 03/09/01                   44,542             44,487,065
  6.14% due 06/11/01                   55,000             54,043,183
  6.14% due 06/13/01                   50,000             49,113,111
K2 USA,
  6.48% due 03/28/01                   71,000             70,654,940
  6.16% due 06/01/01                   77,300             76,083,126

MICA Funding,
  5.51% due 03/15/01                   90,490             90,296,100
Moat Funding,
  6.27% due 04/24/01                   48,000             47,548,560
  6.27% due 04/27/01                   50,000             49,503,625
Morgan Stanley Dean
  Witter Discover*,
  5.67% due 03/16/01                  200,000            200,000,000
Moriarty Ltd.,
  6.43% due 04/19/01                   50,000             49,562,403
Paradigm Funding,
  5.51% due 03/08/01                   50,000             49,946,431
  5.50% due 03/16/01                   60,000             59,862,500
Pennine Funding,
  5.55% due 03/01/01                   61,000             61,000,000
Perry Global Funding,
  6.31% due 03/02/01                   47,775             47,766,626
  5.51% due 03/08/01                  101,938            101,828,785
  5.51% due 03/16/01                  180,311            179,897,036
  5.52% due 04/05/01                  132,466            131,755,099
Rabobank Nederland,
  5.56% due 03/01/01                  140,000            140,000,000
Receivables Capital Corp.,
  5.22% due 07/27/01                   52,920             51,784,337
Sigma Finance Corp.,
  6.49% due 03/09/01                   50,000             49,927,889
  6.49% due 03/13/01                   50,000             49,891,833
  6.41% due 04/23/01                   50,000             49,528,153
  6.43% due 04/23/01                  100,000             99,053,361
Surrey Funding Corp.,
  5.49% due 03/08/01                  240,000            239,743,800
  5.50% due 03/09/01                  100,000             99,877,778
  5.50% due 03/12/01                  455,830            455,063,952
UBS AG,
  6.32% due 05/01/01                   73,700             72,910,755

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)


                                     PRINCIPAL
                                      AMOUNT
ISSUER                            (000'S OMITTED)           VALUE
--------------------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------------------
Variable Funding,
  5.56% due 03/01/01                 $170,735         $  170,735,000
  5.55% due* 10/12/01                 250,000            249,974,624
                                                      --------------
                                                       7,399,210,835
                                                      --------------
CORPORATE NOTE -- 0.7%
--------------------------------------------------------------------
Household Finance Corp.*,
  5.78% due 07/20/01                   50,000             50,025,209
Merrill Lynch & Co. Inc.*,
  5.64% due 01/07/02                  100,000             99,974,068
                                                      --------------
                                                         149,999,277
                                                      --------------
MEDIUM TERM NOTES -- 14.5%
--------------------------------------------------------------------
Bear Stearns
  Companies Inc.*,
  5.64% due 09/19/01                  300,000            300,000,000
Bear Stearns*,
  5.69% due 02/06/02                  300,000            300,000,000
Credit Suisse*,
  5.64% due 03/05/01                  250,000            249,999,455
  5.63% due 05/10/01                  225,000            224,995,685
Deere John Capital Corp.*,
  5.42% due 02/08/02                  150,000            149,925,012
E.I. Du Pont de Nemours & Co.,
  6.69% due 3/13/01                    53,000             53,000,000
K2 Corp.*,
  5.57% due 01/15/02                  165,000            165,000,000
  5.63% due 02/01/02                  100,000            100,000,000
K2 USA*,
  5.57% due 02/13/02                   30,000             30,000,000
  5.57% due 02/15/02                  150,000            150,000,000
Merrill Lynch & Co. Inc.,
  5.65% due* 03/02/01                 500,000            499,999,726
  6.69% due 11/13/01                  100,000             99,993,315
Nationwide Building 144A*,
  5.57% due 12/12/01                  115,000            115,000,000
Sigma Finance Corp.*,
  6.87% due 04/09/01                  100,000            100,000,000
  5.61% due 10/05/01                  250,000            249,962,671
  6.71% due 10/16/01                  100,000            100,000,000
  5.55% due 02/15/02                  100,000             99,980,767
                                                      --------------
                                                       2,987,856,631
                                                      --------------
PROMISSORY NOTE -- 3.4%
--------------------------------------------------------------------
Goldman Sachs Group,
  6.75% due 03/19/01                  475,000            475,000,000
  6.59% due 05/10/01                  230,000            230,000,000
                                                      --------------
                                                         705,000,000
                                                      --------------

TIME DEPOSITS -- 9.9%
--------------------------------------------------------------------
BNP Paribas,
  5.59% due 03/01/01                  502,131            502,131,000
National Australia Bank,
  5.63% due 03/01/01                  300,000            300,000,000
Societe Generale,
  5.63% due 03/01/01                  300,000            300,000,000
  5.50% due 03/02/01                  400,000            400,000,000
UBS AG,
  5.63% due 03/01/01                  250,000            250,000,000
Westdeutesche,
  5.59% due 03/01/01                  300,000            300,000,000
                                                      --------------
                                                       2,052,131,000
                                                      --------------
UNITED STATES GOVERNMENT AGENCY -- 2.4%
--------------------------------------------------------------------
Federal Home Loan Bank,
  5.11% due 01/29/02                   93,000             92,923,409
Federal Home Loan Mortgage
  Discount Notes,
  6.48% due 11/02/01                  100,000             99,960,235
Federal National Mortgage
  Association,
  6.44% due 11/21/01                  185,000            184,930,087
Federal National Mortgage
  Association,
  5.15% due 02/28/02                  100,000             95,322,556
Federal National Mortgage
  Association,
  5.16% due 02/28/02                   25,000             23,829,444
                                                      --------------
                                                         496,965,731
                                                      --------------
TOTAL INVESTMENTS,
 AT AMORTIZED COST                     100.8%         20,846,464,081
OTHER ASSETS,
 LESS LIABILITIES                       (0.8)           (163,361,585)
                                       -----         ---------------
NET ASSETS                             100.0%        $20,683,102,496
                                       =====         ===============


* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
=========================================================================
ASSETS:
Investments at value (Note 1A)                            $20,846,464,081
Cash                                                                  281
Interest receivable                                           238,233,551
-------------------------------------------------------------------------
 Total assets                                              21,084,697,913
-------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                             400,000,000
Payable to affiliate--Investment Advisory fee (Note 2A)         1,193,568
Accrued expenses and other liabilities                            401,849
-------------------------------------------------------------------------
 Total liabilities                                            401,595,417
-------------------------------------------------------------------------
NET ASSETS                                                $20,683,102,496
=========================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                  $20,683,102,496
=========================================================================


CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B)                                           $537,776,439

EXPENSES:
Investment Advisory fees (Note 2A)                   $ 12,289,522
Administrative fees (Note 2B)                           4,096,507
Custody and fund accounting fees                        1,871,284
Trustees' fees                                             27,053
Audit fees                                                 25,395
Legal fees                                                  8,553
Other                                                      37,325
--------------------------------------------------------------------------------
 Total expenses                                        18,355,639
Less: aggregate amounts waived by Investment Adviser
 and Administrator (Notes 2A, and 2B)                 (10,127,607)
Less: fees paid indirectly (Note 1F)                      (35,353)
--------------------------------------------------------------------------------
 Net expenses                                                          8,192,679
--------------------------------------------------------------------------------
Net investment income                                               $529,583,760
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                             SIX MONTHS ENDED        YEAR ENDED
                                             FEBRUARY 28, 2001       AUGUST 31,
                                                (Unaudited)             2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income                       $    529,583,760   $    882,959,245
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   34,552,470,320     58,289,540,600
Value of withdrawals                         (28,791,292,218)   (59,709,503,859)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                    5,761,178,102     (1,419,963,259)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          6,290,761,862       (537,004,014)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           14,392,340,634     14,929,344,648
--------------------------------------------------------------------------------
End of period                               $ 20,683,102,496   $ 14,392,340,634
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                         SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                         FEBRUARY 28, 2001  ----------------------------------------------------------------
                             (Unaudited)       2000           1999          1998        1997          1996
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
 (000's omitted)             $20,683,102   $14,392,341    $14,929,345   $8,805,910   $7,657,400   $4,442,187
Ratio of expenses to
 average net assets                0.10%*        0.10%          0.10%        0.10%        0.10%        0.10%
Ratio of net investment
 income to average
 net assets                        6.46%*        5.93%          5.13%        5.65%        5.57%        5.64%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                        0.22%*        0.22%          0.22%        0.22%        0.23%        0.23%
Net investment income
 to average net assets             6.34%*        5.81%          5.01%        5.53%        5.44%        5.50%
============================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


CASH RESERVES PORTFOLIO

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Portfolio's Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended ("1940 Act"). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER   Purchases, maturities  and sales of money market  instruments  are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,289,522, of which $6,031,100 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $4,096,507, all of which were voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3.  INVESTMENT TRANSACTIONS   Purchases,  maturities  and sales of money  market
instruments aggregated $189,317,071,195 and $182,851,361,434, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $22,063. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street
New York, New York 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------













This report is prepared for the information of shareholders of Citi Institutional Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Liquid Reserves.

(C)2001 Citicorp        [RECYCLE LOGO] Printed on recycled paper  CFS/INS.LI/201

--------------------------------------------------------------------------------

CitiFunds(R)
------------
--------------------------------------------------------------------------------

Citi(SM)
Institutional
U.S. Treasury
         Reserves



SEMI-ANNUAL REPORT

FEBRUARY 28, 2001



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITI INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

     We are pleased to present the semi-annual report for Citi Institutional U.S. Treasury Reserves (the "Fund") for the period ended February 28, 2001. In this report, we summarize the economic and market conditions that prevailed during the period. In addition, a detailed summary of the Fund's performance and holdings can be found in the appropriate sections that follow.

     Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for most money market funds.

     In this environment, the investment adviser to the Fund, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

     This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

     Thank you for your continued confidence and participation.

Sincerely,



/s/ Heath B. McLendon

Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

     WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown was generally the result of higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the "Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers held off on making many large purchases and new investments.

     During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

     Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Fed Funds rate since Alan Greenspan was appointed Fed Chairman in 1987. These moves toward a more accommodative monetary policy caused yields of many money market instruments to decline commensurately.

     In addition, downward pressure on yields of U.S. Treasury bills was intensified by supply-and-demand factors that were unique to the short-term U.S. Treasury securities marketplace. Because the Federal government received higher-than-expected tax revenues while the economy was strong, resulting in a sizeable budget surplus, it had less need to borrow in the short-term markets. This led to a substantially reduced supply of securities compared to the same period a year ago. At the same time, however, demand for such securities increased as investors sought to protect some of their assets from heightened volatility in the stock and corporate bond markets.

     In this environment, the Fund's investment adviser generally attempted to maintain the Fund's average weighted maturity toward the long end of its permitted range. This relatively constructive posture was designed to lock in higher yields for as while interest rates declined. When securities that the adviser considered particularly attractive came to the market -- such as "Cash Management Bills" -- the adviser periodically and opportunistically adjusted the Fund's average weighted maturity in an attempt to capture the yields that these newly-issued instruments provided. In October and November, the adviser also took advantage of relatively attractively priced securities that were part of the issuance of $80 billion of U.S. Treasury notes in the 30- to 60-day maturity range.

     Looking forward, the adviser expects economic weakness to persist over the next several months, but economic growth to strengthen, during the second half of 2001. Indeed, they are currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.


FUND FACTS

FUND OBJECTIVE
To provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK*
October 2, 1992                          o Lipper S&P AAA rated Taxable
                                           Institutional U.S. Treasury
NET ASSETS AS OF 2/28/01                   Money Market Funds Average
$963.8 million
                                         o iMoneyNet, Inc. 100%
                                           Institutional U.S. Treasury Rated
                                           Money Market Funds Average


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                                     OCTOBER 2,
ALL PERIODS ENDED FEBRUARY 28, 2001           SIX       ONE   FIVE      1992
(Unaudited)                                  MONTHS**   YEAR  YEARS*  INCEPTION*
================================================================================
Citi Institutional U.S. Treasury Reserves     2.98%    5.95%   5.12%    4.72%
Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Market Funds Average    2.80%    6.00%   5.22%    4.77%+
iMoneyNet, Inc. 100% Institutional
  U.S. Treasury Rated Money Market
  Funds Average                               2.87%    5.74%   4.98%    4.62%+

 * Average Annual Total Return
** Not Annualized
+  From 9/30/92



7-DAY YIELDS
Annualized Current         4.92%
Effective                  5.05%

THE ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments in U.S. Treasury Reserves Portfolio,
  at value (Note 1)                                                 $965,739,586
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        771,658
Payable for shares of beneficial interest repurchased                  1,000,000
Accrued expenses and other liabilities                                   177,320
--------------------------------------------------------------------------------
 Total liabilities                                                     1,948,978
--------------------------------------------------------------------------------
NET ASSETS for 963,790,608 shares of beneficial
  interest outstanding                                              $963,790,608
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $963,790,608
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio          $24,917,391
Allocated expenses from
  U.S. Treasury Reserves Portfolio                       (403,543)
--------------------------------------------------------------------------------
                                                                     $24,513,848
EXPENSES:
Administrative fees (Note 3A)                           1,406,616
Shareholder Servicing Agents' fees (Note 3B)              401,890
Distribution fees (Note 4)                                401,890
Registration fees                                          74,084
Transfer agent fees                                        14,738
Custody and fund accounting fees                           10,322
Audit fees                                                  7,900
Shareholder reports                                         7,548
Trustees' fees                                              6,742
Blue Sky fees                                               5,291
Legal fees                                                  5,174
Miscellaneous                                              18,598
--------------------------------------------------------------------------------
  Total expenses                                        2,360,793
Less: aggregate amounts waived by
  Administrator, Shareholder Servicing Agent
  and Distributor (Notes 3A, 3B and 4)                 (1,752,539)
--------------------------------------------------------------------------------
  Net expenses                                                          608,254
--------------------------------------------------------------------------------
Net investment income                                               $23,905,594
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                               SIX MONTHS ENDED    YEAR ENDED
                                               FEBRUARY 28, 2001   AUGUST 31,
                                                  (Unaudited)         2000
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):                        $23,905,594     $32,754,771
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE
  (Note 5):
Proceeds from sale of shares                      2,053,620,510   1,729,123,528
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                       18,877,908      29,421,828
Cost of shares repurchased                       (1,803,184,669) (1,669,432,987)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                          269,313,749      89,112,369
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 694,476,859     605,364,490
--------------------------------------------------------------------------------
End of period                                      $963,790,608    $694,476,859
================================================================================

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                           Six Months Ended                      Year Ended August 31,
                           February 28, 2001  -------------------------------------------------------------
                              (Unaudited)       2000         1999         1998         1997         1996
===========================================================================================================
Net Asset Value,
  beginning of period          $ 1.00000      $ 1.00000    $ 1.00000    $ 1.00000    $ 1.00000    $ 1.00000
Net investment income            0.02939        0.05249      0.04395      0.05001      0.04994      0.05051
Less dividends from net
  investment income             (0.02939)      (0.05249)    (0.04395)    (0.05001)    (0.04994)    (0.05051)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                $ 1.00000      $ 1.00000    $ 1.00000    $ 1.00000    $ 1.00000    $ 1.00000
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $ 963,791      $ 694,477    $ 605,364    $ 264,136    $ 306,350    $ 213,395
Ratio of expenses to
  average net assets+              0.25%*         0.25%        0.25%        0.25%        0.25%        0.25%
Ratio of net investment
  income to average
  net assets+                      5.95%*         5.27%        4.40%        5.00%        5.01%        5.03%
Total return                       2.98%**        5.38%        4.48%        5.12%        5.11%        5.17%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                   $ 0.02703      $ 0.04753    $ 0.03806    $ 0.04431    $ 0.04416    $ 0.04428

RATIOS:
Expenses to average
 net assets+                      0.82%*         0.80%        0.84%        0.82%        0.83%        0.87%
Net investment income
 to average net assets+           5.38%*         4.72%        3.81%        4.43%        4.43%        4.41%
===========================================================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
*  Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL U.S. TREASURY RESERVES
Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves changed its name to Citi Institutional U.S. Treasury Reserves (the
"Fund"). The Fund is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (58.3% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acted as the Trust's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank also makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001 Salomon Smith Barney Inc. became the Fund's Distributor.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     D. OTHER   All the net investment income of the  Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
Notes to Financial Statements (Unaudited) (Continued)


3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Fund expenses to 0.25%.

     A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $1,406,616, of which $948,759 was contractually waived for the six months ended February 28, 2001. The contractual fee waivers of 0.20% terminates on December 31, 2001. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

     B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $401,890, all of which were contractually waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $401,890, all of which was contractually waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001. The Distributor has contractually agreed to assume all distribution expenses through February 28, 2001.

CITI INSTITUTIONAL U.S. TREASURY RESERVES
Notes to Financial Statements (Unaudited)


5. SHARES OF BENEFICIAL INTEREST   The Declaration of Trust permits the Trustees
to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS   Increases and decreases in the Fund's investment in
the Portfolio aggregated $2,209,969,518 and $1,962,922,070, respectively, for the six months ended February 28, 2001.

U.S. TREASURY RESERVES PORTFOLIO


PORTFOLIO OF INVESTMENTS   February 28, 2001
(Unaudited)






                                                  Principal
                                                    Amount
Issuer                                         (000's omitted)        Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 92.8%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 3/22/01                                     $171,883        $  171,372,548
  due 3/29/01                                      296,415           295,216,202
  due 4/05/01                                      449,089           446,883,622
  due 4/12/01                                      106,994           106,364,257
  due 4/19/01                                      243,391           241,721,850
  due 5/03/01                                       34,946            34,643,280
  due 5/10/01                                      173,049           171,391,656
  due 5/17/01                                       45,901            45,421,895
  due 6/28/01                                       22,807            22,446,121
                                                                  --------------
                                                                   1,535,461,431
                                                                  --------------
U.S. TREASURY NOTES -- 7.2%
--------------------------------------------------------------------------------
United States Treasury Notes,
  due 7/31/01                                      111,008           111,250,364
  due 8/31/01                                        7,650             7,622,757
                                                                  --------------
                                                                     118,873,121
                                                                  --------------

Total Investments,
 at Amortized Cost                                  100.0%         1,654,334,552
Other Assets,
 Less Liabilities                                     0.0                558,157
                                                    -----         --------------
Net Assets                                          100.0%        $1,654,892,709
                                                    =====         ==============


See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,654,334,552
Cash                                                                     199,558
Interest receivable                                                      490,253
--------------------------------------------------------------------------------
  Total assets                                                     1,655,024,363
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate-- Investment advisory fees (Note 2A)                 74,449
Accrued expenses and other liabilities                                    57,205
--------------------------------------------------------------------------------
  Total liabilities                                                      131,654
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,654,892,709
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,654,892,709
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                        $ 45,693,429

EXPENSES:
Investment Advisory fees (Note 2A)                 $  1,110,016
Administrative fees (Note 2B)                           370,005
Custody and fund accounting fees                        153,884
Trustees' fees                                           14,156
Audit fees                                               14,100
Legal fees                                                9,651
Miscellaneous                                            31,396
--------------------------------------------------------------------------------
  Total expenses                                      1,703,208
Less: aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)          (963,122)
Less: fees paid indirectly (Note 1D)                        (40)
--------------------------------------------------------------------------------
  Net expenses                                                          740,046
--------------------------------------------------------------------------------
Net investment income                                              $ 44,953,383
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 2001        YEAR ENDED
                                             (Unaudited)        AUGUST 31, 2000
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                      $    44,953,383      $    66,878,424
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  3,259,578,318        4,524,590,945
Value of withdrawals                        (2,974,327,280)      (4,455,407,592)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                    285,251,038           69,183,353
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     330,204,421          136,061,777
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          1,324,688,288        1,188,626,511
--------------------------------------------------------------------------------
End of period                              $ 1,654,892,709      $ 1,324,688,288
================================================================================


U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                      SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                      FEBRUARY 28, 2001  --------------------------------------------------------
                                          (UNAUDITED)      2000         1999        1998       1997       1996
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                         $1,654,893    $1,324,688   $1,188,627   $911,845   $907,910   $767,804
Ratio of expenses to
  average net assets                            0.10%*        0.10%        0.10%      0.10%      0.10%      0.10%
Ratio of net investment income
  to average net assets                         6.07%*        5.41%        4.55%      5.14%      5.15%      5.20%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                  0.23%*        0.23%        0.23%      0.23%      0.24%      0.25%
Net investment income to
  average net assets                            5.94%*        5.28%        4.42%      5.01%      5.01%      5.05%
=================================================================================================================

* Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C.  FEDERAL INCOME TAXES   The  Portfolio's  policy  is to comply  with the
applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. OTHER   Purchases, maturities and sales of money market  instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

     A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,110,016, of which $593,117 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


     B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $370,005, all of which was contractually waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3.  INVESTMENT TRANSACTIONS   Purchases,  maturities and sales of U.S.  Treasury
obligations, aggregated $5,629,118,415 and $5,342,838,889, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $2,134. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFLILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------




















This report is prepared for the information of shareholders of Citi Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional U.S. Treasury Reserves.

(C)2001 Citicorp    [RECYCLE LOGO] Printed on recycled paper      CFS/INS.US/201

--------------------------------------------------------------------------------
       CitiFunds(R)
--------------------------------------------------------------------------------




CITI(SM)
INSTITUTIONAL
TAX FREE RESERVES

SEMI-ANNUAL REPORT
FEBRUARY 28, 2001









--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                    1
---------------------------------------------------------------
Portfolio Environment and Outlook                             2
---------------------------------------------------------------
Fund Facts                                                    3
---------------------------------------------------------------
Fund Performance                                              4
---------------------------------------------------------------

CITI INSTITUTIONAL TAX FREE RESERVES

Statement of Assets and Liabilities                           5
---------------------------------------------------------------
Statement of Operations                                       5
---------------------------------------------------------------
Statement of Changes in Net Assets                            6
---------------------------------------------------------------
Financial Highlights                                          7
---------------------------------------------------------------
Notes to Financial Statements                                 8
---------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                     11
---------------------------------------------------------------
Statement of Assets and Liabilities                          17
---------------------------------------------------------------
Statement of Operations                                      17
---------------------------------------------------------------
Statement of Changes in Net Assets                           18
---------------------------------------------------------------
Financial Highlights                                         18
---------------------------------------------------------------
Notes to Financial Statements                                19
---------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Over the past six months, tax-exempt money market instruments generally helped investors preserve their capital and earn competitive levels of income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, many money market funds provided relatively attractive returns.

   In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for some money market funds. At the same time, supply-and-demand factors also kept tax-exempt yields low, especially for securities issued in states that have relatively high income taxes such as New York, California and Connecticut.

   In this environment, the Fund's investment adviser, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with high levels of current income exempt from federal income taxes, preservation of capital and maintaining liquidity.

   On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.

Sincerely,




/s/ Heath B. McLendon
---------------------
Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown was generally the result of higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the "Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.4% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence and declining manufacturing activity contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he believes may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut the Fed Funds rate by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Fed Funds rate since Alan Greenspan was appointed Fed Chairman in 1987.

   THESE MOVES TOWARD A MORE ACCOMMODATIVE MONETARY POLICY CAUSED YIELDS ON TAX-EXEMPT MONEY MARKET INSTRUMENTS TO DECLINE COMMENSURATELY. Additionally, downward pressure on tax-exempt yields was intensified by supply-and- demand factors that were unique to the short-term municipal securities marketplace. Because many states and municipalities received higher-than-expected tax revenues while the economy was strong, they had less need to borrow in the short-term bond markets. This led to a substantially reduced supply of securities compared to the same period a year ago. At the same time, however, demand for such securities increased as many investors sought to protect their assets from heightened volatility in the stock and corporate bond markets.

   In this environment, the Fund's investment adviser generally maintained the Fund's average weighted maturity toward the long end of its range. This relatively aggressive posture was designed to lock in higher yields for as long as possible while interest rates declined. When new securities that the adviser considered particularly attractive came to the market, however, they periodically and opportunistically extended the fund's average weighted maturity in an attempt to capture the yields that these newly-issued instruments provided.

   IN TERMS OF SECURITY SELECTION, THE FUND'S ADVISER FOCUSED PRIMARILY ON VARIABLE RATE DEMAND NOTES ("VRDNS") DURING THE EARLY PART OF THE REPORTING PERIOD. VRDNs are floating-rate notes whose yields are reset to prevailing levels on either a daily or weekly basis. VRDNs generally provided higher yields than municipal notes and tax-exempt commercial paper. An exception to the focus on VRDNs occurred in early January, when a combination of temporary influences caused VRDN yields to fall below 1%. VRDN yields subsequently returned to more competitive levels after these technical pressures abated.

   Looking forward, the Fund's adviser expects economic weakness to persist over the next several months, and economic growth to strengthen, during the second half of 2001. Indeed, the adviser is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a pickup in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.

FUND FACTS

FUND OBJECTIVE
Provide shareholders with high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER                       DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
May 21, 1997                             Distributed annually, if any

NET ASSETS AS OF 2/28/01                 BENCHMARK**
$197.7 million                           o Lipper Institutional Tax Exempt
                                           Money Market Funds Average
                                         o iMoneyNet, Inc. Institutional Tax
                                           Free Money Market Funds Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
** The Lipper Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect  the
   performance   (excluding   sales  charges)  of  mutual   funds  with  similar
   objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
ALL PERIODS ENDED FEBRUARY 28, 2001               SIX        ONE    MAY 21, 1997
(Unaudited)                                     MONTHS**     YEAR    INCEPTION*
================================================================================
Citi Institutional Tax Free Reserves              1.92%      3.98%       3.50%
Lipper Institutional Tax Exempt Money Market
  Funds Average                                   1.84%      3.81%       3.18%+
iMoneyNet, Inc. Institutional Tax Free
  Money Market Funds Average                      1.79%      3.73%       3.27%+

 * Average Annual Total Return
** Not Annualized
 + From 5/31/97

7-DAY YIELDS
Annualized Current   3.44%
Effective            3.50%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

THE EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL TAX FREE RESERVES VS. iMONEYNET, INC. INSTITUTIONAL TAX FREE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Tax Free Reserves provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one year period.

[Figures below represent chart in printed piece.]



                                 iMoneyNet, Inc.
              CitiFunds           Institutional
           Institutional          Tax Free Money
            Cash Reserves      Market Funds Average
2/29/00         3.63                  3.46
3/7/00          3.57                  3.4
3/14/00         3.55                  3.37
3/21/00         3.55                  3.38
3/28/00         3.57                  3.38
4/4/00          3.62                  3.46
4/11/00         3.35                  3.17
4/18/00         3.66                  3.47
4/25/00         4.12                  3.85
5/2/00          4.58                  4.27
5/9/00          4.96                  4.69
5/16/00         5.07                  4.82
5/23/00         5.23                  4.03
5/30/00         4.08                  3.86
6/6/00          3.91                  3.71
6/13/00         3.76                  3.6
6/20/00         4.09                  3.9
6/27/00         4.29                  4.09
7/4/00          4.34                  4.15
7/11/00         3.5                   3.34

7/18/00         3.59                  3.47
7/25/00         3.99                  3.77
8/1/00          4.06                  3.84
8/8/00          3.85                  3.64
8/15/00         3.98                  3.78
8/22/00         4.01                  3.8
8/29/00         4.02                  3.81
9/5/00          4.05                  3.84
9/12/00         3.81                  3.63
9/19/00         3.91                  3.76
9/26/00         4.14                  4
10/3/00         4.78                  4.58
10/10/00        4.26                  4.04
10/17/00        3.98                  3.85
10/24/00        4.01                  3.86
10/31/00        4.1                   3.94
11/7/00         4.16                  3.91
11/14/00        4.14                  3.96
11/21/00        4.24                  4.05
11/28/00        4.13                  3.95
12/5/00         4.02                  3.8
12/12/00        3.66                  3.47
12/19/00        3.94                  3.71
12/26/00        4.3                   4.02
1/2/01          4.51                  4.25
1/9/01          3.16                  3.13
1/16/01         2.3                   2.35
1/23/01         2.43                  2.22
1/30/01         3.92                  3.69
2/6/01          3.83                  3.65
2/13/01         3.36                  3.17
2/20/01         3.53                  3.25
2/27/01         3.48                  3.24

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)       $198,140,193
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       410,279
Accrued expenses and other liabilities                                   44,608
--------------------------------------------------------------------------------
 Total liabilities                                                      454,887
--------------------------------------------------------------------------------
NET ASSETS for 197,686,200 shares of beneficial
  interest outstanding                                             $197,685,306
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $197,686,200
Accumulated net realized loss                                              (894)
--------------------------------------------------------------------------------
 Total                                                             $197,685,306
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
================================================================================



CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                  $3,906,210
Allocated expenses from Tax Free Reserves Portfolio        (145,323)
--------------------------------------------------------------------------------
                                                                     $3,760,887
EXPENSES:
Administrative fees (Note 3A)                               337,920
Shareholder Servicing Agents' fees (Note 3B)                 96,548
Distribution fees (Note 4)                                   96,548
Blue Sky fees                                                14,765
Transfer agent fees                                          14,817
Shareholder reports                                          11,588
Audit fees                                                   10,200
Custody and fund accounting fees                              9,511
Trustees' fees                                                5,448
Registration fees                                             3,193
Legal fees                                                    2,393
Miscellaneous                                                 7,253
--------------------------------------------------------------------------------
 Total expenses                                             610,184
Less: aggregate amounts waived by Administrator,
 Shareholder Servicing Agents, and Distributor
 (Notes 3A, 3B and 4)                                      (515,185)
--------------------------------------------------------------------------------
 Net expenses                                                            94,999
--------------------------------------------------------------------------------
Net investment income                                                 3,665,888
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO        (3,814)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,662,074
================================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                         FEBRUARY 28, 2001     YEAR ENDED
                                                            (Unaudited)     AUGUST 31, 2000
============================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                      $3,665,888          $5,168,505
Net realized loss on investments                               (3,814)             (5,510)
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                  3,662,074           5,162,995
--------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                      (3,665,888)         (5,168,505)
--------------------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF  BENEFICIAL  INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                              460,200,491         753,893,610
Net asset value of shares issued to shareholders
 from reinvestment of dividends                             1,115,131           1,432,200
Cost of shares repurchased                               (439,602,675)       (745,069,645)
--------------------------------------------------------------------------------------------
Net increase in net assets from transactions
 in shares of beneficial interest                          21,712,947          10,256,165
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                 21,709,133          10,250,655
--------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                       175,976,173         165,725,518
--------------------------------------------------------------------------------------------
End of period                                            $197,685,306        $175,976,173
============================================================================================

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                                     MAY 21, 1997
                          SIX MONTHS ENDED         YEAR ENDED AUGUST 31,             (COMMENCEMENT
                          FEBRUARY 28, 2001  ------------------------------------  OF OPERATIONS) TO
                             (Unaudited)       2000          1999         1998      AUGUST 31, 1997
====================================================================================================
Net Asset Value,
  beginning of period         $1.00000       $1.00000      $1.00000      $1.00000     $1.00000
Net investment income          0.01901        0.03182       0.03026       0.03440      0.00984
Less dividends from
  net investment income       (0.01901)      (0.03182)     (0.03026)     (0.03440)    (0.00984)
----------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period               $1.00000       $1.00000      $1.00000      $1.00000     $1.00000
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)             $197,685       $175,976      $165,726      $207,311     $60,048
Ratio of expenses to
  average net assets+            0.25%*         0.25%         0.25%         0.25%        0.25%*
Ratio of net investment
  income to average
  net assets+                    3.79%*         3.71%         3.02%         3.43%        3.47%*
Total return                     1.92%**        3.74%         3.07%         3.49%        0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                   $0.01571       $0.02737      $0.02395      $0.02718     $0.00729
RATIOS:
Expenses to average
  net assets+                    0.92%*         0.91%         0.88%         0.97%        1.15%*
Net investment income to
  average net assets+            3.12%*         3.05%         2.39%         2.71%        2.57%*
====================================================================================================

 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves changed its name to Citi Institutional Tax Free Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 26.6% at February 28, 2001) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acted as the Fund's Administrator and Distributor through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, became the Fund's Administrator effective January 1, 2001. Citibank makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc. Effective January 1, 2001, Salomon Smith Barney Inc. became the Fund's Distributor.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)


2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the six months ended February 28, 2001, management agreed to voluntarily limit Fund expenses to 0.25%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $337,920, of which $322,089 was contractually waived for the six months ended February 28, 2001. The contractual fee waiver of 0.25% terminates on December 31, 2001. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $96,548, all of which was contractually waived for the six months ended February 28, 2001. The contractual fee waiver terminates on December 31, 2001.

4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $96,548, all of

CITI INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

which was contractually waived for the six months ended February 28, 2001. The contractual fee waiver terminates on December 31, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $524,437,894 and $506,444,577, respectively, for the six months ended February 28, 2001.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--1.3%
--------------------------------------------------------------------
Houston, Texas, Higher
  Education Finance Corp.
  3.35% due 5/24/01                     $    5,000      $  5,000,000
Long Island Power Authority,
  2.30% due 5/08/01                          5,000         5,000,000
                                                        ------------
                                                          10,000,000
                                                        ------------
GENERAL OBLIGATION BONDS
AND NOTES -- 4.1%
--------------------------------------------------------------------
Iowa State School, Cash
  Anticipation Program,
  3.88% due 1/30/02                         14,000        14,105,364
Olathe, Kansas,
  4.75% due 6/01/01                          7,500         7,507,922
South Carolina State,
  5.75% due 3/01/01                          1,000         1,000,000
South Carolina State,
  6.00% due 5/01/01                          1,000         1,002,615
South Carolina State,
  5.75% due 1/01/02                          2,000         2,026,229
Utah State,
  5.00% due 7/01/01                          4,900         4,910,757
                                                        ------------
                                                          30,552,887
                                                        ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 16.6%
--------------------------------------------------------------------
Alabama State, Municipal Electric
  Power Supply Revenue,
  6.50% due 9/01/01                          4,000         4,080,080
Arizona State, Transitional
  Board Highway Revenue,
  6.50% due 7/01/01                          1,500         1,533,171
Bayonne, New Jersey,
  5.00% due 7/12/01                          7,000         7,012,200
Brazos, Texas, Higher
  Education Authority,
  5.85% due 6/01/01                          2,000         2,004,593
California Student Loan, AMT,
  4.70% due 6/01/01                          3,000         3,000,000
Chicago, Illinois,
  3.65% due 8/09/01                          3,500         3,500,000
Douglas County Colorado,
  School District No 1,
  5.00% due 6/29/01                          3,000         3,006,468
Intermountain Power Agency, Utah,
  3.20% due 4/05/01                          4,000         4,000,000
Iowa School Corporation,
  5.50% due 6/22/01                         12,000        12,035,888
Louisa, Virginia, Industrial Development
  Authority, AMT,
  4.00% due 3/01/02                          7,000         7,000,000
Louisiana Local Government,
  Environmental Facilities Revenue,
  5.25% due 2/15/02                         10,000        10,178,244
Mercer County, North Dakota, Solid
  Waste Disposal Authority, AMT,
  4.45% due 6/01/01                          3,300         3,300,000

Michigan Municipal Bond Authority,
  4.75% due 4/26/01                          4,000         4,002,941
Michigan Municipal Bond Authority,
  5.00% due 7/02/01                          2,600         2,605,456
Michigan Municipal Bond Authority,
  4.30% due 8/23/01                          2,500         2,508,043
Michigan State Building Authority
  Revenue,
  6.10% due 10/01/01                         2,000         2,019,280
Minnesota State, Housing Finance Agency,
  4.45% due 11/29/01                         4,000         4,000,000
Oklahoma State Water Resource
  Board State Loan Revenue,
  4.30% due 3/01/01                          8,500         8,500,000
Oklahoma State Water Resource Board
  State Loan Revenue,
  3.45% due 9/04/01                          5,535         5,535,000
South Carolina Jobs, Economic
  Development Authority,
  4.45% due 3/15/01                         19,995        19,995,000
Tucson, Arizona, Water Revenue,
  7.00% due 7/01/01                          4,150         4,268,240
University Of Missouri Capital
  Projects,
  5.25% due 6/29/01                          2,000         2,005,671
Washington State Public Power Supply,
  5.25% due 7/01/01                          2,000         2,006,006
Western, Michigan, University Revenue,
  6.50% due 7/15/01                          2,475         2,543,379

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)                            February 28, 2001
(Unaudited)

                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- (CONT'D)
--------------------------------------------------------------------
Yoakum County, Texas, Pollution
  Control Revenue,
  4.35% due 5/01/01                        $ 3,000      $  3,000,000
                                                        ------------
                                                         123,639,660
                                                        ------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 13.7%
--------------------------------------------------------------------
Bartholomew Considated School,
  Corporate Ind, TANs,
  4.75% due 6/29/01                          5,238         5,258,237
Bartholomew Considated School,
  Corporate Ind, TANs,
  4.60% due 12/31/01                         4,238         4,275,649
Benton, Indiana, Community School
  Corporation, TANs,
  5.00% due 12/31/01                         2,700         2,708,630
Concord, Indiana, Community
  Schools, TANs,
  4.00% due 12/31/01                         5,390         5,403,028
De Kalb County, Georgia, TANs,
  3.60% due 8/01/01                          1,500         1,500,000
Indianapolis, Indiana, Thermal, BANs,
  5.00% due 5/01/01                          4,000         4,004,281
Jefferson County, Colorado School
  District R-001, TANs,
  5.00% due 6/27/01                          2,400         2,405,111
Jersey City, New Jersey, BANs,
  4.00% due 1/11/02                         28,969        29,040,928
Kane Mc Henry Cook and De Kalb Counties,
  Illinois School District,
  4.63% due 9/28/01                         22,400        22,478,773
Middle Country Central School
  District, NY, TANs,
  4.75% due 6/29/01                          5,000         5,006,369
Portage County, Ohio, BANs,
  4.75% due 11/01/01                         6,379         6,393,360
Spokane Washington, TRANs,
  4.75% due 4/02/01                          2,000         2,000,840
West Branch, Ohio, Local School
  District, BANs,
  4.75% due 9/21/01                          4,475         4,483,463
West Jordan, Utah, TRANs,
  4.75% due 6/29/01                          6,950         6,955,462
                                                        ------------
                                                         101,914,131
                                                        ------------
VARIABLE RATE DEMAND NOTES* -- 64.2%
--------------------------------------------------------------------
ABN--Amro Leasetops Certificates Trust,
  due 10/01/04                               3,409         3,409,460
ABN--Amro Munitops Certificates Trust,
  due 3/07/07                                4,000         4,000,000
ABN--Amro Munitops Certificates
  Trust, AMT,
  due 4/05/06                                5,000         5,000,000
ABN--Amro Munitops Certificates
  Trust, AMT,
  due 7/05/06                                9,000         9,000,000

ABN--Amro Munitops Certificates Trust,
  due 5/07/08                               15,000        15,000,000
Adams County, Colorado, Industrial
  Development Revenue,
  due 12/01/15                               2,000         2,000,000
Alaska State Housing Finance
  Corp., AMT,
  due 6/01/07                                5,795         5,795,000
Arapahoe County, Colorado, Revenue
  Authority,
  due 7/01/07                                1,585         1,585,000
Ascension, Louisiana, Solid Waste, AMT,
  due 12/01/27                               2,000         2,000,000
Ashe County, North Carolina, Industrial
  Facilities and Pollution,
  due 7/01/10                                2,100         2,100,000
Babylon, New York, Industrial Development
  Resource Recovery Revenue, AMT,
  due 12/01/24                               1,200         1,200,000
Beloit, Kansas, Industrial Development
  Authority, AMT,
  due 12/01/16                               1,100         1,100,000
Beaver County, Pennsylvania,
  Pollution Control Revenue,
  due 12/01/20                               1,500         1,500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------
Bexar County, Texas, Housing Finance
  Authority,
  due 9/15/26                              $ 1,900      $  1,900,000
Brooks County, Georgia, Development
  Authority Revenue,
  due 3/01/18                                2,000         2,000,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                                1,550         1,550,000
Carthage, Missouri, Industrial
  Development Authority Revenue,
  due 4/01/07                                2,000         2,000,000
Carthage, Missouri, Industrial
  Development Authority Revenue, AMT,
  due 9/01/30                                2,000         2,000,000
Castle Pines, North Metro District,
  Colorado,
  due 12/01/28                               4,990         4,990,000
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                1,400         1,400,000
Chicago, Illinois,
  due 1/01/23                               15,847        15,847,000
Chicago, Illinois, Board of Education,
  due 6/01/21                                3,000         3,000,000
Chicago, Illinois, Gas Supply Revenue,
  due 3/01/30                                5,000         5,000,000
Chicago, Illinois, O'Hare International
  Airport Revenue,
  due 7/01/10                                  500           500,000
Clark County, Kentucky, Pollution
  Control Revenue,
  due 10/15/14                               2,000         2,000,000
Clarksville, Arizona, Industrial
  Development Revenue, AMT,
  due 8/01/13                                1,500         1,500,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/15                                  290           290,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/16                                6,415         6,415,000
Coastal Bend, Texas, Health
  Facilities Development,
  due 8/15/28                                1,000         1,000,000
Cobb County, Georgia, Housing
  Authority,
  due 9/15/26                                2,800         2,800,000
Colorado Health Facilities
  Authority Revenue,
  due 6/01/21                                9,795         9,795,000
Colorado Springs Utility Revenue,
  due 11/15/26                               6,520         6,520,000
Columbus, Georgia, Housing Authority
  Revenue,
  due 11/01/17                                 750           750,000
Davidson County, North Carolina,
  Industrial Facilities,
  due 7/01/20                                2,140         2,140,000
De Kalb County, Georgia,
  Development Authority,
  due 2/01/18                                1,100         1,100,000

De Kalb County, Georgia, Multi-Family
  Housing Revenue,
  due 6/15/25                                2,400         2,400,000
Director State, Nevada,
  Department of Business, AMT,
  due 8/01/20                                  820           820,000
Emmaus, Pennsylvannia, General
  Authority Revenue,
  due 3/01/24                                7,800         7,800,000
Facilities Municipal Trust,
  due 12/15/14                               8,315         8,315,000
Fayetteville, Arkansas,
  Public Facilities Board,
  due 9/01/27                                    5             5,000
Floyd County, Georgia,
  Development Authority,
  due 9/01/26                                1,080         1,080,000
Forsyth County, Georgia,
  Industrial Development Revenue,
  due 1/01/07                                2,000         2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 12/01/12                               2,000         2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 2/01/18                                1,960         1,960,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)                            February 28, 2001
(Unaudited)

                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------
Fulton County, Georgia,
  Multi-Family Housing Revenue,
  due 4/01/30                              $ 1,500      $  1,500,000
Gordon County, Georgia, Industrial
  Development Authority Revenue, AMT,
  due 8/01/17                                1,000         1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                1,420         1,420,000
Gwinett County, Georgia,
  Industrial Development Revenue,
  due 3/01/17                                  310           310,000
Hampton, Virginia, Redevelopment &
  Housing Authority, AMT,
  due 6/15/26                                2,400         2,400,000
Harris County, Texas,
  Toll Road,
  due 8/01/15                                2,700         2,700,000
Harris County, Texas, Health
  Facilities Development,
  due 10/01/29                               3,000         3,000,000
Hawkins County, Tennessee,
  Industrial Development Board,
  due 10/01/27                               1,450         1,450,000
Henrico County, Virginia,
  Industrial Development Authority,
  due 8/01/23                                  180           180,000
Hillsborough County, Florida,
  School Board,
  due 1/01/12                                7,000         7,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 1/01/28                               23,500        23,500,000
Illinois Health Facilities
  Authority Revenue,
  due 1/01/20                                  100           100,000
Indiana Health Facilities Finance
  Authority Hospital Revenue,
  due 3/01/30                               10,000        10,000,000
Kansas City, Missouri,
  Industrial Development Authority,
  due 4/01/27                                7,550         7,550,000
Kentucky Economic Development
  Finance Authority,
  due 8/15/31                                2,650         2,650,000
Knox County, Tennessee, Health
  Educational Hospital Facilities Revenue,
  due 12/01/15                               4,500         4,500,000
Koch Certificates Trust,
  due 12/13/02                               3,729         3,728,658
Long Island Power Authority,
  due 4/01/25                                4,200         4,200,000
Macon Trust Pooled Variable
  Rate Certificates,
  due 3/03/07                               13,680        13,680,000
Madison, Wisconsin,
  Community Development Authority,
  due 6/01/22                                1,040         1,040,000
Maine Health and Higher
  Educational Facilities,
  due 7/01/19                                3,000         3,000,000

Marshfield, Wisconsin,
  Industrial Development Revenue,
  due 12/01/14                               2,500         2,500,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                               2,720         2,720,000
Massachusetts State Industrial
  Finance Agency,
  due 11/01/25                               1,960         1,960,000
Mecklenburg County, North Carolina,
  Industrial Facilities,
  due 9/01/14                                2,000         2,000,000
Metropolitan Atlanta, Rapid
  Transportation Authority, Georgia,
  due 7/01/20                                5,000         5,000,000
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 6/15/21                                  870           870,000
Miami Dade County, Florida, Aviation,
  due 10/01/29                               9,870         9,870,000
Michigan State Building
  Authority Revenue,
  due 10/01/09                               2,800         2,825,547
Michigan State Housing and
  Development Rental Revenue,
  due 4/01/24                                3,325         3,325,000
Minneapolis, Minnesota,
  due 12/01/05                               1,560         1,560,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------
Minneapolis, Minnesota,
  due 3/01/12                              $   310      $    310,000
Missouri State Health and
  Educational Facilities Revenue,
  due 7/01/18                                3,500         3,500,000
Missouri State Health and
  Educational Facilities Revenue,
  due 6/01/26                                   15            15,000
Missouri State Housing and
  Development Common Mortgage,
  due 3/01/30                                   50            50,000
Moorhead, Minnesota,
  Solid Waste Disposal, AMT,
  due 4/01/12                                3,000         3,000,000
Morristown, Tennessee,
  Industrial Development Board, AMT,
  due 2/01/15                                4,250         4,250,000
Municipal Securities
  Trust Certificates,
  due 8/17/10                                6,820         6,820,000
Municipal Securities
  Trust Certificates,
  due 12/02/14                              11,945        11,945,000
Nash County, North Carolina,
  due 12/01/14                               1,000         1,000,000
New Hampshire Higher
  Educational and Health,
  due 6/01/23                                1,300         1,300,000
New Hanover County, North Carolina,
  due 3/01/14                                2,250         2,250,000
New Hanover County, North Carolina,
  due 3/01/15                                2,250         2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                2,250         2,250,000
New Jersey State Transportation
  Trust Fund Authority,
  due 6/15/14                                5,545         5,545,000
New York State Job Development
  Authority GTD, AMT,
  due 3/01/03                                  900           900,000
North Carolina Educational Facilities,
  due 9/01/26                                  200           200,000
North Carolina Medical Care Community
  Health System Revenue,
  due 11/15/28                              10,000        10,000,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                4,000         4,000,000
Orange County, Florida, Health
  Facilities Authority Revenue,
  due 10/01/14                               2,400         2,400,000
Orange County, Florida,
  Industrial Development Authority,
  due 1/01/11                                  375           375,000
Orlando, Florida,
  Special Assessment Revenue,
  due 10/01/21                               3,200         3,200,000
Peoria, Illinois,
  Health Care Facilities Revenue,
  due 5/01/17                                1,050         1,050,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                                1,000         1,000,000

Pima County, Arizona,
  Industrial Development Authority,
  due 12/01/22                              10,000        10,000,000
Pinal County, Arizona,
  Pollution Control Revenue,
  due 12/01/11                               2,500         2,500,000
Pitney Bowes Credit Corp. Leasetops,
  due 11/13/02                                 912           911,757
Pitney Bowes Credit Corp. Leasetops,
  due 3/15/05                                2,603         2,603,271
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                               11,152        11,152,434
Port Corpus Christi, Authority, Texas,
  due 5/01/25                                1,500         1,500,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                1,115         1,115,000
Puerto Rico Commonwealth,
  due 7/01/27                                2,750         2,750,000
Puttable Floating Option Tax Receipts,
  due 10/11/30                               2,000         2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS(Continued)                            February 28, 2001
(Unaudited)

                                        PRINCIPAL
                                         AMOUNT
ISSUER                               (000'S OMITTED)        VALUE
--------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------
Puttable Floating
  Option Tax Receipts, AMT,
  due 12/05/30                             $ 7,025      $  7,025,000
Red Bay, Alabama,
  Industrial Development Board Revenue,
  due 11/01/10                               3,400         3,400,000
Regional Waste System, Maine,
  Solid Waste Resource Recovery Revenue,
  due 7/01/12                                9,700         9,700,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 5/01/05                                1,250         1,250,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 11/01/05                               2,650         2,650,000
Roswell, Georgia,
  Multi-Family Housing Authority,
  due 8/01/27                                2,500         2,500,000
Saint Charles Parish, Louisiana,
  Pollution Control Revenue,
  due 3/01/24                               10,400        10,400,000
San Antonio Texas, Water Revenue,
  due 5/15/26                                7,000         7,000,000
Savannah, Illinois,
  Industrial Development Revenue,
  due 6/01/04                                  600           600,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                2,940         2,940,000
South Carolina Jobs,
  Economic Development Authority,
  due 3/31/01                                5,295         5,295,000
Southeastern Oklahoma Industrial
  Development Authority,
  due 6/01/16                                3,400         3,400,000
Stevenson Alabama, Industrial
  Development Board Environmental
  Revenue, AMT,
  due 10/01/35                               5,000         5,000,000
Syracuse Industrial Economic
  Development Revenue,
  due 12/01/05                                 490           490,000
Tarrant County, Texas,
  Health Facilities Development,
  due 11/15/26                                 930           930,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                                1,000         1,000,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                               1,000         1,000,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                               1,000         1,000,000
Utah State,
  due 7/01/16                                1,000         1,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 8/01/25                                4,000         4,000,000
Vermont Industrial Development
  Authority Revenue, AMT,
  due 12/01/11                                 700           700,000

Virginia College Building Authority,
  due 9/01/07                               14,515        14,515,000
Volusia County, Florida,
  Health Facilities Authority,
  due 11/01/15                                 990           990,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/17                               2,300         2,300,000
Washington State Nonprofit
  Housing Finance Revenue,
  due 7/01/29                                3,050         3,050,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                               2,400         2,400,000
                                                        ------------
                                                         478,783,127
                                                        ------------
TOTAL INVESTMENTS,
 AT AMORTIZED COST                           99.9%       744,889,805
OTHER ASSETS,
 LESS LIABILITIES                             0.1            449,139
                                            -----       ------------
NET ASSETS                                  100.0%      $745,338,944
                                            =====       ============

AMT -- Subject to Alternative Minimum Tax

*Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
========================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)          $744,889,805
Cash                                                             147,808
Interest receivable                                            5,958,367
------------------------------------------------------------------------
 Total assets                                                750,995,980
------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                              5,535,000
Payable to affiliate-- Investment advisory fees (Note 2A)         61,853
Accrued expenses and other liabilities                            60,183
------------------------------------------------------------------------
 Total liabilities                                             5,657,036
------------------------------------------------------------------------
NET ASSETS                                                  $745,338,944
========================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                    $745,338,944
========================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $14,355,126
EXPENSES
Investment Advisory fees (Note 2A)                      $708,414
Administrative fees (Note 2B)                            177,104
Custody and fund accounting fees                          96,649
Legal fees                                                17,025
Audit fees                                                14,100
Trustees' fees                                            10,995
Miscellaneous                                              1,617
--------------------------------------------------------------------------------
 Total expenses                                        1,025,904
Less: aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A and 2B)            (484,861)
Less: fees paid indirectly (Note 1D)                      (9,922)
--------------------------------------------------------------------------------
 Net expenses                                                           531,121
--------------------------------------------------------------------------------
Net investment income                                                13,824,005
NET REALIZED LOSS ON INVESTMENTS                                        (15,100)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $13,808,905
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                  FEBRUARY 28, 2001     YEAR ENDED
                                                                     (Unaudited)      AUGUST 31, 2000
======================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $    13,824,005    $    24,250,506
Net realized loss on investments                                          (15,100)           (23,055)
------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                 13,808,905         24,227,451
------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         1,261,283,956      2,196,552,821
Value of withdrawals                                               (1,205,246,217)    (2,202,408,291)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions        56,037,739         (5,855,470)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                             69,846,644         18,371,981
------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   675,492,300        657,120,319
------------------------------------------------------------------------------------------------------
End of period                                                     $   745,338,944    $   675,492,300
======================================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED              YEAR ENDED AUGUST 31,
                         FEBRUARY 28, 2001  --------------------------------------------------
                            (Unaudited)      2000      1999       1998      1997       1996
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)               $745,339   $675,492   $657,120   $723,858   $483,630   $372,171
Ratio of expenses to
 average net assets               0.15%*     0.15%      0.15%      0.15%      0.19%      0.30%
Ratio of net investment
 income to average
 net assets                       3.90%*     3.77%      3.11%      3.53%      3.46%      3.31%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                       0.29%*     0.29%      0.29%      0.29%      0.31%      0.32%
Net investment income to
 average net assets               3.76%*     3.63%      2.98%      3.39%      3.35%      3.29%
================================================================================================

* Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. CFBDS, Inc. ("CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, N.A. became the Portfolio's Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $708,414, of which $307,757 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

0.05% of the Portfolio's average daily net assets and amounted to $177,104, all of which was voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,165,087,735 and $1,095,642,261, respectively, for the six months ended February 28, 2001.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT Securities The cost of investment securities owned at February 28, 2001, for federal income tax purposes, amounted to $744,889,805.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $1,023. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Rilley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF  TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------















This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Tax Free Reserves.

(C)2001 Citicorp       (RECYCLE LOGO) Printed on recycled paper   CFS/INS TF/201

--------------------------------------------------------------------------------
CITIFUNDS(R)
--------------------------------------------------------------------------------


CITI(SM)
INSTITUTIONAL
CASH RESERVES


SEMI-ANNUAL REPORT
FEBRUARY 28, 2001



--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITI INSTITUTIONAL CASH RESERVES

Letter to Our Shareholders                                                    1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                             2
--------------------------------------------------------------------------------
Fund Facts                                                                    3
--------------------------------------------------------------------------------
Fund Performance                                                              4
--------------------------------------------------------------------------------
Portfolio of Investments                                                      5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           7
--------------------------------------------------------------------------------
Statement of Operations                                                       7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            8
--------------------------------------------------------------------------------
Financial Highlights                                                          9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                10
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   We are pleased to present the semi-annual report for Citi Institutional Cash Reserves ("the Fund") for the period ended February 28, 2001. In this report, we summarize the economic and market conditions that prevailed during the period. In addition, a detailed summary of the Fund's performance and holdings can be found in the appropriate sections that follow.

   Over the past six months, money market instruments generally helped investors preserve their capital and earn competitive levels of taxable income as the U.S. economy slowed from its previous robust pace and the stock market generally declined. Indeed, in an investment environment in which many asset classes lost value, some money market funds provided relatively attractive returns. In January, the Federal Reserve Board reduced short-term interest rates in an effort to keep the economy growing. While this change in monetary policy may have benefited long-term, high quality bonds, it produced lower yields for many money market funds.

   In this environment, the Fund's investment manager, Citibank, N.A., continued to manage the Fund with the goal of achieving its investment objectives: providing shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

   This semi-annual report reviews the Fund's investment activities and performance during the six months ended February 28, 2001, and provides a summary of Citibank's perspective on and outlook regarding the marketplace for taxable money market securities.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ Heath B. McLendon
---------------------

Heath B. McLendon
President
March 15, 2001

PORTFOLIO ENVIRONMENT AND OUTLOOK

   WHEN THE REPORTING PERIOD BEGAN, THE ECONOMY WAS BEGINNING TO SLOW FROM ITS RAPID PACE EARLIER IN THE YEAR. The economy's 2.2% annualized growth rate during the third quarter of 2000 stood in stark contrast to the second quarter's 5.5% annualized rate. The economic slowdown may have been triggered by higher interest rates implemented over the previous 15 months by the Federal Reserve Board (the "Fed"), which raised the benchmark Federal Funds rate -- the Fed's rate for overnight loans to member banks -- from 4.75% to 6.50%. Faced with higher borrowing costs, many businesses and consumers postponed many large purchases and new investments.

   During the fourth quarter of 2000, annualized U.S. economic growth continued to slow, ending the year with an anemic 1.1% expansion rate, the slowest pace in more than five years. Lackluster retail sales during the 2000 holiday season, lower consumer confidence, declining manufacturing activity and higher energy costs contributed to the period's economic weakness. Despite evidence of a slowing economy, the Fed held monetary policy steady, leaving rates unchanged at its June, August, October, November and December 2000 meetings. Nonetheless, at its December 2000 meeting, the Fed suggested that the primary risk to the U.S. economy was recession, not inflation. As a result, many investors expected the Fed to reduce short-term interest rates at its next meeting, scheduled for the end of January 2001.

   Just days after 2001 began, the Fed surprised most analysts and investors by reducing the Federal Funds rate by 50 basis points. This rate reduction was surprising, given that it came between regularly scheduled meetings of the Fed's policy-making arm, the Federal Open Market Committee (FOMC). In testimony before Congress, Fed Chairman Alan Greenspan expressed concern about the economy's growth, which he stated may have "stalled" at the start of the new year. When the FOMC gathered for its next scheduled meeting at the end of January, the Fed cut interest rates by an additional 50 basis points, bringing the Fed Funds rate to 5.50%. January's total rate cut of 100 basis points is the largest single-month decrease in the Fed Funds rate since Alan Greenspan was appointed Chairman in 1987. These moves toward a more accommodative monetary policy caused yields of money market instruments to decline commensurately.

   In this environment, Citibank, N.A., the manager (the "Manager") of Citi Institutional Cash Reserves (the "Fund") generally maintained the Fund's average weighted maturity toward the long end of its range, which in this triple-A rated fund is 60 days. This relatively constructive posture was designed to lock in higher yields while interest rates declined.

   In terms of security selection, the manager intensified their focus on credit quality in a deteriorating economic environment. As a result, it increased their holdings of high-quality discount notes issued by U.S. government agencies, which provided competitive yields. It also found opportunities in asset-backed securities secured by credit card receivables, automobile loans and commercial paper. On the other hand, the manager maintained a relatively small position in U.S. Treasury bills because of their low yields compared to other high-quality securities.

   Looking forward, the manager expects economic weakness to persist over the next several months, but economic growth to increase during the second half of 2001. Indeed, it is currently on the lookout for potential inflationary pressures that could accompany an acceleration of economic activity. An economic recovery and a spike in inflation could become more likely if Congress passes the Federal personal income tax cuts recently proposed by President Bush.


FUND FACTS

FUND OBJECTIVE

To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER,                     DIVIDENDS,
Citibank, N.A.                          Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
October 17, 1997 Class L shares         Distributed annually, if any
October 6, 1999 Class S shares

NET ASSETS AS OF  2/28/01               BENCHMARKS*
Class L shares $1,437 million           o Lipper S&P AAA-rated
Class S shares $147 million               Institutional Money Market

                                        o iMoneyNet, Inc.
                                          Institutional Taxable Money Market
                                          Funds Average

* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

   Citi is a service mark of Citicorp.

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
FOR THE PERIODS ENDED FEBRUARY 28, 2001            SIX       ONE     10/17/97
(UNAUDITED)                                       MONTHS**   YEAR   (INCEPTION)*
================================================================================
Citi Institutional Cash Reserves Class L          3.15%     6.40%      5.66%
Citi Institutional Cash Reserves Class S          3.07%     6.24%      5.50%**#
Lipper S&P AAA-rated Institutional
  Money Market Funds Average                      3.09%     6.25%      5.55%+
iMoneyNet, Inc. Institutional
  Taxable Money Market Funds Average              3.05%     6.20%      5.54%+

 * Average Total Return  + From 10/31/97
** Not Annualized        # Commencement of Operations 10/6/99

7-DAY YIELDS                CLASS L               CLASS S
                            -------               -------
Annualized Current           5.47%                 5.31%
Effective                    5.62%                 5.45%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITI INSTITUTIONAL CASH RESERVES CLASS L VS. iMONEYNET, INC. INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, Citi Institutional Cash Reserves Class L generally provided an annualized seven-day yield greater than the iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

      [The following table represents a line chart in the printed piece.]

                         iMoneyNet, Inc.
                         Institutional
                         Taxable                Citi Institutional
                         Money Market           Cash Reserves
                         Funds Average          Class L
                         ---------------        ---------------

2/29/00                  5.65%                  5.57%
3/7/00                   5.67                   5.55
3/14/00                   5.7                   5.57
3/21/00                  5.74                   5.61
3/28/00                  5.88                   5.68
4/4/00                   5.95                   5.75
4/11/00                  5.89                   5.72
4/18/00                   5.9                   5.76
4/25/00                  5.87                   5.76
5/2/00                   5.91                    5.8
5/9/00                   6.03                   5.85
5/16/00                  5.97                   5.85
5/23/00                  6.24                      6
5/30/00                  6.29                   6.08
6/6/00                   6.32                   6.18
6/13/00                  6.34                   6.24
6/20/00                  6.37                   6.26
6/27/00                  6.39                   6.27
7/4/00                   6.49                   6.29
7/11/00                  6.37                   6.24
7/18/00                  6.39                   6.25

7/25/00                  6.43                   6.27
8/1/00                   6.46                   6.28
8/8/00                   6.45                   6.24
8/15/00                  6.43                   6.26
8/22/00                  6.43                   6.26
8/29/00                  6.45                   6.27
9/5/00                   6.46                   6.26
9/12/00                  6.44                   6.25
9/19/00                  6.45                   6.26
9/26/00                  6.44                   6.26
10/3/00                  6.48                   6.28
10/10/00                 6.44                   6.25
10/17/00                 6.46                   6.26
10/24/00                 6.45                   6.27
10/31/00                 6.46                   6.29
11/7/00                  6.43                   6.26
11/14/00                 6.41                   6.26
11/21/00                 6.42                   6.26
11/28/00                 6.43                   6.28
12/5/00                  6.42                   6.27
12/12/00                 6.41                   6.27
12/19/00                 6.41                   6.28
12/26/00                 6.41                   6.26
1/2/01                   6.31                   6.27
1/9/01                   6.29                    6.1
1/16/01                  6.27                   6.01
1/23/01                  6.17                   5.91
1/30/01                  6.08                   5.85
2/6/01                   5.78                    5.6
2/13/01                   5.7                   5.49
2/20/01                  5.63                   5.42
2/27/01                  5.49                   5.37

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITI INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                       PRINCIPAL
                        AMOUNT
ISSUER              (000'S OMITTED)      VALUE
-------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE)--19.0%
-------------------------------------------------
Banco Bilbao Vizcaya,
  6.11% due 6/29/01     $25,000     $  25,002,093
Barclays Bank Plc,
  5.45% due 3/01/01      30,000        30,000,000
Commerzbank,
  6.57% due 11/19/01     30,000        30,301,315
Credit Agricole Indosuez,
  6.59% due 9/24/01      20,000        19,993,966
Dresdner Bank,
  5.02% due 6/04/01      50,000        50,001,289
Landesbank Baden,
  6.64% due 5/17/01      20,000        20,001,242
Rabobank Nederland,
  5.55% due 3/01/01      60,000        60,000,000
Royal Bank of Scotland,
  5.00% due 6/01/01      40,000        39,997,981
UBS AG Stamford,
  7.06% due 5/03/01      25,000        25,008,808
                                    -------------
                                      300,306,694
                                    -------------

COMMERCIAL PAPER--54.4%
-------------------------------------------------
Amstel Funding Corp.,
  5.41% due 4/17/01      35,000        34,752,793
Bank Montreal Quebec,
  5.45% due 3/14/01      30,000        29,940,958
Brahms Funding Corp.,
  5.62% due 3/26/01      15,000        14,941,458
  5.60% due 3/27/01       5,000         4,979,778
Chase Manhattan
  5.51% due 3/01/01      65,000        65,000,000
Compass Securities,
  5.53% due 3/22/01      35,000        34,887,504
E.K. Sportfinans,
  5.48% due 3/01/01      40,000        40,000,000
General Electric
  Capital, Corp.,
  5.44% due 3/09/01      50,000        49,939,556
Giro Funding,
  5.48% due 3/02/01      35,000        34,994,672
Goldman Sachs,
  6.59% due 5/10/01      20,000        20,000,000
Her Majesty Queen of
  New Zealand,
  6.42% due 3/16/01      15,000        14,959,875
Lloyds Bank,
  6.43% due 4/02/01      20,000        19,885,689
Montauk Funding Corp.,
  5.51% due 3/08/01      50,000        49,946,528
Monte Rosa
  Capital Corp.,
  5.50% due 3/13/01      38,000        37,930,333
National Australia
  Funding Inc.
  5.44% due 3/02/01      30,000        29,995,467
Panasonic Finance Inc.,
  5.45% due 3/09/01      31,535        31,496,808
Philip Morris Cos. Inc.,
  6.32% due 3/28/01      22,000        21,895,720
Province de Quebec,
  6.43% due 3/19/01      20,000        19,935,700

Repeat Offering
  Securitization Entity,
  5.45% due 4/30/01      26,000        25,763,833
Siemens Capital Corp.,
  5.47% due 3/30/01      35,000        34,846,622
Sonoco Products Co.,
  6.38% due 3/02/01      20,000        19,996,456
Special Purpose
  Accounts,
  5.35% due 4/27/01      25,000        24,788,229
Surrey Funding Corp.,
  5.48% due 3/09/01      30,000        29,963,467
Toyota Motor Co.,
  5.41% due 3/12/01      50,000        49,917,347
Vodafone Airtouch Plc,
  5.50% due 3/05/01      50,000        49,969,445
Wal-Mart Stores Inc.,
  5.40% due 3/13/01      50,000        49,910,000
Wisconsin Electric
  Power Co.,
  5.45% due 3/28/01      20,000        19,918,250
                                    -------------
                                      860,556,488
                                    -------------

FLOATING RATE NOTES--4.4%
-------------------------------------------------
K2 USA,
  5.57% due 1/15/02      10,000        10,000,000
Links Finance Corp.,
  6.05% due 10/15/01     20,000        20,000,000
Merrill Lynch & Co.,
  5.64% due 1/02/02      20,000        19,998,318
Restructured Asset
  Securities,
  6.64% due 6/22/01      10,000        10,000,000
Sigma Finance Inc.,
  6.05% due 9/21/01      10,000        10,000,000
                                    -------------
                                       69,998,318
                                    -------------

CITI INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)

                       PRINCIPAL
                        AMOUNT
ISSUER              (000'S OMITTED)      VALUE
--------------------------------------------------
REPURCHASE AGREEMENTS--6.3%
First Union
  5.47% due 3/01/01
  proceeds at maturity
  $100,015,194 (collateralized
  by $97,380,000 Fannie Mae
  6.375% due 10/15/02
  valued at
  $101,995,075)          $100,000    $ 100,000,000

TIME DEPOSITS--18.3%
--------------------------------------------------
BNP Paribas,
  5.59% due 3/01/01        70,000       70,000,000
Chase Manhattan,
  5.63% due 3/01/01        74,964       74,964,000
Societe Generale,
  5.69% due 3/01/01        70,000       70,000,000
Wachovia Bank & Trust,
  5.56% due 3/01/01        74,000       74,000,000
                                    --------------
                                       288,964,000
                                    --------------

UNITED STATES GOVERNMENT AGENCY--3.4%
--------------------------------------------------
Federal Home Loan
  Bank Discount Notes,
  5.43% due 3/28/01        30,000       29,877,825
Federal Home Loan
  Mortgage,
  5.98% due 3/01/01        24,000       24,000,000
                                    --------------
                                        53,877,825
                                    --------------
TOTAL INVESTMENTS,
 AT AMORTIZED COST         105.8%   $1,673,703,325
OTHER ASSETS,
 LESS LIABILITIES           (5.8)      (90,085,643)
                           -----    --------------
NET ASSETS                 100.0%   $1,583,617,682
                           =====    ==============

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,673,703,325
Cash                                                                         589
Interest receivable                                                    3,845,213
--------------------------------------------------------------------------------
  Total assets                                                     1,677,549,127
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     89,999,270
Dividends payable                                                      3,600,176
Payable to affiliate--Management fees (Note 3)                           109,861
Accrued expenses and other liabilities                                   222,138
--------------------------------------------------------------------------------
  Total liabilities                                                   93,931,445
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,583,617,682
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $1,583,617,682
================================================================================
CLASS L SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,437,094,783/1,437,094,783 shares outstanding)                          $1.00
================================================================================
CLASS S SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($146,522,899/146,522,899 shares outstanding)                              $1.00
================================================================================


CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
Investment Income (Note 1B)                                          $23,015,415

EXPENSES:
Management fees (Note 3)                            $ 701,001
Distribution fees Class L (Note 4)                    302,616
Distribution fees Class S (Note 4)                    119,713
Custody and fund accounting fees                      114,122
Registration fees                                      52,247
Transfer agent fees                                    46,364
Legal fees                                             30,287
Audit fees                                             19,900
Shareholder reports                                    14,695
Trustees' fees                                          8,615
Blue Sky fees                                           5,976
Miscellaneous                                          35,468
--------------------------------------------------------------------------------
  Total expenses                                    1,451,004
Less: aggregate amounts waived by
  the Manager and Distributor (Notes 3 and 4)        (487,581)
--------------------------------------------------------------------------------
  Net expenses                                                           963,423
--------------------------------------------------------------------------------
Net investment income                                                $22,051,992
================================================================================

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED
                                                           FEBRUARY 28, 2001     YEAR ENDED
                                                              (Unaudited)      AUGUST 31, 2000
==============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as dividends to
  shareholders (Note 2)                                     $    22,051,992     $   24,524,036
==============================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS L
Proceeds from sale of shares                                  4,144,632,417      4,240,314,846
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                  1,569,794            566,658
Cost of shares repurchased                                   (3,205,175,159)    (4,133,752,454)
----------------------------------------------------------------------------------------------
Total Class L                                                   941,027,052        107,129,050
----------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
  NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
CLASS S*
Proceeds from sale of shares                                    262,805,575        343,195,716
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                    846,539            432,868
Cost of shares repurchased                                     (213,487,981)      (247,269,818)
----------------------------------------------------------------------------------------------
Total Class S                                                    50,164,133         96,358,766
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                      991,191,185        203,487,816
----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             592,426,497        388,938,681
----------------------------------------------------------------------------------------------
End of period                                               $ 1,583,617,682     $  592,426,497
==============================================================================================

*  October 6, 1999 (Commencement of Operations)

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                              CLASS L
                                  --------------------------------------------------------------
                                                            YEAR ENDED          FOR THE PERIOD
                                   SIX MONTHS ENDED         AUGUST 31,         OCTOBER 17, 1997+
                                  FEBRUARY 28, 2001   ----------------------          TO
                                     (Unaudited)        2000          1999      AUGUST 31, 1998
================================================================================================
Net Asset Value, beginning
  of period                           $1.00000        $1.00000      $1.00000        $1.00000
Net investment income                  0.03108         0.05827       0.04930         0.04736
Less dividends from net
  investment income                   (0.03108)       (0.05827)     (0.04930)       (0.04736)
------------------------------------------------------------------------------------------------
Net Asset Value, end of period        $1.00000        $1.00000      $1.00000        $1.00000
================================================================================================
Ratios/Supplemental Data:
Net Assets, end of period
  (000's omitted)                   $1,437,095        $496,068      $388,939        $245,520
Ratio of expenses to average
  net assets                             0.25%*          0.25%         0.25%           0.25%*
Ratio of net investment income to
  average net assets                     6.34%*          5.93%         4.97%           5.47%*
Total return                             3.15%**         5.98%         5.04%           4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share      $0.03100        $0.05680      $0.04791        $0.04571
RATIOS:
Expenses to average net assets          0.39%           0.40%         0.40%           0.44%*
Net investment income to
  average net assets                    6.20%           5.78%         4.83%           5.28%*
================================================================================================

                                                                    CLASS S
                                                   -----------------------------------------
                                                   SIX MONTHS ENDED        FOR THE PERIOD
                                                   FEBRUARY 28, 2001       OCTOBER 6, 1999+
                                                      (Unaudited)        TO AUGUST 31, 2000
================================================================================================
Net Asset Value, beginning of period                   $1.00000               $1.00000
Net investment income                                   0.03032                0.05202
Less dividends from net investment income              (0.03032)              (0.05202)
------------------------------------------------------------------------------------------------
Net Asset Value, end of period                         $1.00000               $1.00000
================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)              $146,523                $96,359
Ratio of expenses to average net assets                   0.40%*                 0.40%*
Ratio of net investment income to average net assets      6.19%*                 5.78%*
Total return                                              3.07%**                5.83%**

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                       $0.03033               $0.05074
RATIOS:
Expenses to average net assets                           0.54%*                 0.55%*
Net investment income to average net assets              6.05%*                 5.63%*
================================================================================================
 + Commencement of Operations
 * Annualized
** Not Annualized

See notes to financial statements

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves changed its name to Citi Institutional Cash Reserves (the "Fund"). The Fund is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A.
("Citibank"). CFBDS Inc. ("CFBDS") acted as the Fund's Distributor through December 31, 2000. Effective January 1, 2001, Salomon Smith Barney Inc. became the Fund's Distributor. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund offers Class L and Class S shares. The Fund commenced its public offering of Class S shares on October 6, 1999. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

E. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. OTHER Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   The management fees paid to Citibank, as compensation for overall investment management services amounted to $701,001, of which $336,274 was voluntarily waived for the six months ended February 28, 2001. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan for Class L and Class S pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10% and 0.25% of the Fund's Class L and Class S average daily net assets, respectively. The Distribution fee amounted to $302,616, of which $151,307 was voluntarily waived for Class L, and $119,713 for Class S for the six months ended February 28, 2001.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $15,807,787,499 and $14,739,762,279, respectively, for the six months ended February 28, 2001.

CITI INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 2001, for federal income tax purposes, amounted to $1,673,703,325.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Fund was $877. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

* AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Institutional Cash Reserves.

(C)2001 Citicorp     [Logo] Printed on recycled paper             CFS/INS.CR/201